Shareholder Report, Line Graph (Details) - USD ($)							12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Jan. 31, 2022	Feb. 01, 2017	Feb. 01, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2025	Sep. 30, 2016	Sep. 29, 2017	Sep. 28, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 29, 2023	Sep. 30, 2024	Sep. 30, 2025
C000061366 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Virtus Duff & Phelps Water Fund (Class A/AWTAX) at POP
Accumulated Value	[1],[2]				$ 10,000			$ 11,440.31895	$ 12,376.54299	$ 12,753.73464	$ 13,886.49663	$ 15,461.99427	$ 20,009.19757	$ 15,265.67222	$ 16,970.99077	$ 22,251.8688	$ 23,263.60492
C000075799 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Virtus Global Allocation Fund (Class A /PALAX) at POP
Accumulated Value	[3],[4]				10,000			10,068.91906	11,265.68111	11,560.62026	11,913.0349	13,129.80226	15,120.68146	12,451.96388	13,633.13842	16,360.44152	18,011.24622
C000086658 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Virtus Convertible Fund (Class A/ANZAX) at POP
Accumulated Value	[5],[6]				10,000			10,060.0857	11,378.43736	13,293.53597	13,996.92491	19,377.69793	24,359.51034	19,473.67605	20,290.33516	23,463.09626	29,059.59796
C000086672 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Virtus International Small-Cap Fund (Class A /AOPAX) at POP
Accumulated Value	[7],[8]				10,000			9,928.759061	11,948.65923	12,770.13826	11,231.18493	12,171.24744	15,009.81146	9,789.50896	12,119.32674	14,424.5712	17,351.99257
C000103876 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Virtus Newfleet Short Duration High Income Fund (Class A /ASHAX) at POP
Accumulated Value	[9],[10]				10,000			10,523.18212	10,972.43026	11,296.61053	11,618.59665	11,662.01685	12,895.19866	11,994.7413	13,277.60221	14,777.50824	15,679.41902
C000118783 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Virtus NFJ Emerging Markets Value Fund (Class A /AZMAX) at POP
Accumulated Value	[11],[12]				10,000			11,307.31655	13,905.77531	13,299.54784	13,075.67615	15,380.28364	17,262.61007	11,580.44115	13,698.28988	15,306.29354	18,809.72128
MSCI All Country World Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI All Country World Index (net)
Accumulated Value					10,000			11,195.71456	13,283.51186	14,581.90732	14,783.01758	16,326.85802	20,806.23051	16,507.74865	19,941.78789	26,274.43582	30,811.2315
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value		$ 2,500,000	$ 2,500,000		10,000			10,519.24342	10,526.87163	10,398.85787	11,469.51656	12,270.64709	12,160.81891	10,385.38445	10,452.30854	11,661.48169	11,997.76815
MSCI All Country World ex USA Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI All Country World ex USA Index (net)
Accumulated Value				$ 2,500,000	10,000	$ 10,000		10,925.62575	13,068.09539	13,298.42152	13,134.99461	13,529.26411	16,764.87971	12,545.79179	15,103.58653	18,932.83247	22,046.42926
MSCI Emerging Markets Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI Emerging Markets Index (net)
Accumulated Value					10,000	1,000,000		11,678.32529	14,301.20876	14,185.11662	13,899.07568	15,363.87027	18,160.75679	13,055.00384	14,582.35039	18,381.36383	21,565.50016
S And P Global Water Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P Global Water Index (net)
Accumulated Value					10,000			11,893.99928	13,514.22039	14,032.4205	15,718.39758	17,310.10534	23,785.46115	17,892.9502	20,600.18101	27,494.77895	29,615.16324
Sixty MSCI All Country World Index net 40 Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							60% MSCI All Country World Index (net) / 40% Bloomberg U.S. Aggregate Bond Index
Accumulated Value					10,000			10,943.40882	12,135.30057	12,784.17527	13,455.64901	14,760.12806	17,050.31439	13,966.98893	15,712.82854	19,386.26521	21,599.72196
ICE BofA U S Convertibles Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							ICE BofA U.S. Convertibles Index
Accumulated Value		$ 2,500,000			10,000			10,907.79028	12,468.39437	13,983.86012	14,543.98202	19,082.28325	24,292.311	19,432.38765	20,888.2724	23,954.62438	28,650.77509
MSCI All Country World ex USA Small Cap Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI All Country World ex USA Small Cap Index (net)
Accumulated Value				$ 2,500,000	10,000	$ 10,000		11,338.14599	13,514.10729	13,765.89253	12,990.52901	13,895.63081	18,489.93061	13,140.14506	15,637.45743	19,273.68433	22,344.05627
ICE BofA 1 3Y BB U S Cash Pay High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							ICE BofA 1-3Y BB U.S. Cash Pay High Yield Index
Accumulated Value			$ 2,500,000		$ 10,000			$ 10,764.25838	$ 11,250.87871	$ 11,494.40787	$ 12,215.74352	$ 12,617.28557	$ 13,424.44616	$ 12,733.74923	$ 13,688.52368	$ 15,075.53806	$ 16,032.96347

[1]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[2]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[3]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[4]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[5]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[6]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[7]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[8]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[9]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[10]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.
[11]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[12]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.